General (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Net cash used in operating activities	$ 0.8
Net loss	12.5
Accumulated deficit	$ (33.6)
Company raw material	50.00%